VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Shares	Value
Common Stocks—100.0%
Communication Services—2.7%
Spotify Technology S.A.(1)	14,887	$ 1,989
Trade Desk, Inc. (The) Class A(1)	97,302	5,927
		7,916

Consumer Discretionary—19.1%
Domino’s Pizza, Inc.	7,882	2,600
DR Horton, Inc.	41,701	4,074
Etsy, Inc.(1)	32,415	3,609
Expedia Group, Inc.(1)	51,466	4,994
Five Below, Inc.(1)	21,687	4,467
Lululemon Athletica, Inc.(1)	8,414	3,064
O’Reilly Automotive, Inc.(1)	8,545	7,254
Pool Corp.	14,282	4,891
Royal Caribbean Cruises Ltd.(1)	57,123	3,730
Tractor Supply Co.	27,496	6,463
Ulta Beauty, Inc.(1)	7,041	3,842
Wingstop, Inc.	31,802	5,838
		54,826

Energy—2.9%
Diamondback Energy, Inc.	23,081	3,120
Valero Energy Corp.	37,346	5,213
		8,333

Financials—6.1%
Apollo Global Management, Inc.	28,162	1,779
Gallagher (Arthur J.) & Co.	31,548	6,035
LPL Financial Holdings, Inc.	10,224	2,069
MSCI, Inc. Class A	13,603	7,614
		17,497

Health Care—19.1%
Alnylam Pharmaceuticals, Inc.(1)	13,661	2,736
AmerisourceBergen Corp.	59,892	9,589
Boston Scientific Corp.(1)	77,512	3,878
Cooper Cos., Inc. (The)	9,363	3,496
Dexcom, Inc.(1)	73,993	8,596
	Shares	Value

Health Care—continued
IDEXX Laboratories, Inc.(1)	15,529	$ 7,766
Inspire Medical Systems, Inc.(1)	7,000	1,638
Insulet Corp.(1)	13,223	4,218
Mettler-Toledo International, Inc.(1)	1,918	2,935
Neurocrine Biosciences, Inc.(1)	18,294	1,852
Sarepta Therapeutics, Inc.(1)	23,934	3,299
Tenet Healthcare Corp.(1)	82,914	4,927
		54,930

Industrials—16.6%
AMETEK, Inc.	38,637	5,615
Chart Industries, Inc.(1)	10,164	1,275
Ferguson plc	44,998	6,018
Hexcel Corp.	108,232	7,387
Quanta Services, Inc.	64,669	10,776
Rockwell Automation, Inc.	10,230	3,002
United Rentals, Inc.	13,318	5,271
Westinghouse Air Brake Technologies Corp.	82,220	8,309
		47,653

Information Technology—29.7%
Analog Devices, Inc.	30,940	6,102
Atlassian Corp. Class A(1)	6,074	1,040
Belden, Inc.	19,607	1,701
Datadog, Inc. Class A(1)	48,311	3,510
Enphase Energy, Inc.(1)	17,957	3,776
Entegris, Inc.	47,834	3,923
EPAM Systems, Inc.(1)	21,627	6,466
Five9, Inc.(1)	22,332	1,614
HubSpot, Inc.(1)	5,920	2,538
Keysight Technologies, Inc.(1)	50,127	8,095
Lam Research Corp.	9,945	5,272
Lattice Semiconductor Corp.(1)	39,294	3,753
Marvell Technology, Inc.	63,016	2,729
Monolithic Power Systems, Inc.	15,631	7,824
Palo Alto Networks, Inc.(1)	50,917	10,170
Paycom Software, Inc.(1)	14,323	4,354
	Shares	Value

Information Technology—continued
TE Connectivity Ltd.	48,403	$ 6,348
Varonis Systems, Inc. Class B(1)	66,629	1,733
Zscaler, Inc.(1)	38,969	4,553
		85,501

Materials—0.7%
CF Industries Holdings, Inc.	26,494	1,921
Real Estate—3.1%
Public Storage	18,276	5,522
Terreno Realty Corp.	51,056	3,298
		8,820

Total Common Stocks (Identified Cost $245,538)		287,397

Total Long-Term Investments—100.0% (Identified Cost $245,538)		287,397

TOTAL INVESTMENTS—100.0% (Identified Cost $245,538)		$287,397
Other assets and liabilities, net—0.0%		135
NET ASSETS—100.0%		$287,532

Abbreviation:
MSCI	Morgan Stanley Capital International

Footnote Legend:
(1)	Non-income producing.

Country Weightings†
United States	94%
Switzerland	2
Jersey	2
Canada	1
Luxembourg	1
Total	100%
† % of total investments as of March 31, 2023.
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$287,397	$287,397
Total Investments	$287,397	$287,397
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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